OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disaggregation of revenue from contracts with customers
The table below provides a breakdown of revenue from contracts with customers for the years ended December 31:

	Service revenue						Sale of Equipment and accessories			Other revenue *			Total revenue
	Mobile			Fixed
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

Pakistan**	1,245	1,021	1,169	25	19	—	9	6	14	103	73	102	1,382	1,119	1,285
Ukraine	865	859	906	50	53	59	—	—	1	10	7	5	925	919	971
Kazakhstan	677	603	497	150	146	116	14	12	13	13	13	10	854	774	636
Bangladesh	514	561	566	—	—	—	—	—	—	6	9	10	520	570	576
Uzbekistan	272	267	232	—	—	1	1	—	—	—	1	—	273	268	233
Others	54	55	66	—	—	—	1	—	—	—	—	—	55	55	66
HQ and eliminations	(4)	(4)	(8)	(2)	(4)	(4)	—	1	—	1	—	—	(5)	(7)	(12)

Total	3,623	3,362	3,428	223	214	172	25	19	28	133	103	127	4,004	3,698	3,755
*Other revenue primarily includes revenue from our banking operations in Pakistan.
** In 2022, Pakistan service revenue includes the impact of US$29 relating to the reversal of a provision following a favorable decision from the Islamabad High Court on pending litigation.

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2024	December 31, 2023

Contract balances
Receivables (billed)	537	468
Receivables (unbilled)	46	40
Contract liabilities	(137)	(157)

Capitalized costs
Customer acquisition costs	87	98

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2024	December 31, 2023

Contract balances
Receivables (billed)	537	468
Receivables (unbilled)	46	40
Contract liabilities	(137)	(157)

Capitalized costs
Customer acquisition costs	87	98